Adjustments for non-cash items (Tables)	12 Months Ended
Dec. 31, 2019
Adjustments for non-cash items
Schedule of adjustments for non-cash items

		Restated	Restated
DKK thousand	2019	2018	2017

Depreciation	13,682	4,508	4,757
Warrant compensation expenses	14,763	17,474	19,311
Income tax income	(5,999)	0	(5,500)
Income tax expense	614	43,773	0
Financial income	(9,306)	0	(2,048)
Financial expenses	3,390	19,736	25,610
Non paid royalty expenses regarding sale of future royalties and milestones	0	6,575	0
Exchange rate adjustments	(7,937)	9,864	(17,596)
Total adjustments	9,207	101,930	24,534